SEGMENTED INFORMATION - Asset Allocation (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [line items]
Assets	$ 490,095	$ 441,284
UNITED STATES
Disclosure of products and services [line items]
Assets	211,947	206,714
Canada
Disclosure of products and services [line items]
Assets	50,899	50,894
United Kingdom
Disclosure of products and services [line items]
Assets	36,289	31,940
Australia
Disclosure of products and services [line items]
Assets	27,599	27,068
Brazil
Disclosure of products and services [line items]
Assets	29,306	25,500
INDIA
Disclosure of products and services [line items]
Assets	23,093	19,521
GERMANY
Disclosure of products and services [line items]
Assets	15,636	12,262
Colombia
Disclosure of products and services [line items]
Assets	13,344	10,567
Other Europe
Disclosure of products and services [line items]
Assets	45,583	31,713
Other Asia
Disclosure of products and services [line items]
Assets	21,149	14,655
Other
Disclosure of products and services [line items]
Assets	$ 15,250	$ 10,450